Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2017
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2016	December 31, 2017

Pre-delivery yard installments and Fair value adjustment	$32,602	$30,402
Bareboat capital leases - upfront hire & handling fees	25,272	10,460
Capitalized interest and finance costs	4,966	4,753
Other capitalized costs	1,730	2,959
Total	$64,570	$48,574